Significant events after the reporting period (Details Narrative) - USD ($)	Sep. 24, 2026	Sep. 23, 2026	Jun. 30, 2026	Aug. 07, 2025	Jul. 31, 2025
IfrsStatementLineItems [Line Items]
Par value per share			$ 0.50	$ 0.5	$ 0.5
Number of shares issued				187,500	1,250,000
Nonadjusting events after reporting period [member] | Hudson Global Ventures LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of average daily trading value	200.00%
Initial purchase price percentage	95.00%
Number of shares issued	525,000
Nonadjusting events after reporting period [member] | Top of range [member] | Hudson Global Ventures LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued value	$ 2,500,000
Nonadjusting events after reporting period [member] | Bottom of range [member] | Hudson Global Ventures LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued value	$ 25,000
Class A ordinary shares [member] | Nonadjusting events after reporting period [member] | Hudson Global Ventures LLC [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 2.50
Class A ordinary shares [member] | Nonadjusting events after reporting period [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued value		$ 150,000,000
Class A ordinary shares [member] | Nonadjusting events after reporting period [member] | Top of range [member] | Hudson Global Ventures LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued value	$ 35,000,000